CUSTOMER AND VENDOR CONCENTRATIONS (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Accounts Payable, Current	$ 388,000		$ 1,021,000	$ 1,613,000
Accounts Receivable, Net, Current	928,000		644,000	3,569,000
Customer One [Member]
Concentration Risk [Line Items]
Accounts Receivable, Net, Current	684,000
Customer Three [Member]
Concentration Risk [Line Items]
Accounts Receivable, Net, Current			239,000	$ 4,900,000
Three Vendors [Member]
Concentration Risk [Line Items]
Accounts Payable, Current	$ 21,000		$ 24,000
Three Vendors [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	95.00%		46.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	42.00%		19.00%	24.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			18.00%	24.00%
Sales Revenue, Net [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		69.00%	12.00%	8.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Four Vendors [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		69.00%
One Vendors [Member]
Concentration Risk [Line Items]
Accounts Payable, Current				$ 36,000
One Vendors [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				80.00%